SHORT-TERM BORROWINGS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Short-term Debt [Text Block]
NOTE 6 – SHORT-TERM BORROWINGS

There is no current portion of long-term debt that is classified as short-term borrowings.  Short-term borrowings consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Secured liabilities	$764,871	$901,343
	$764,871	$901,343

The above debt is secured by hypothecation of materials, stock of spares, work in progress, receivables and property and equipment, in addition to a personal guarantee of three India-based directors, and collaterally secured by mortgage of the relevant subsidiary’s land and other fixed properties of directors and their relatives.

NOTE 6 – SHORT-TERM BORROWINGS

Short term borrowings consist of the following. There is no current portion of long term debt that is classified as short term borrowings.

	As of March 31,
	2011	2010

Secured liabilities	$901,343	$1,087,775
Unsecured liabilities	-	301,266
	$901,343	$1,389,041

The above debt is secured by hypothecation of materials, stock of spares, Work in Progress, receivables and property and equipment, in addition to personal guarantee of three India based directors, and collaterally secured by mortgage of company’s land and other fixed properties of directors and their relatives. The average interest rate was 12% to 14% for the year ended March 31, 2011.